Submission	Aug. 05, 2026
Submission [Line Items]
Central Index Key	0001966287
Registrant Name	Greenfire Resources Ltd.
Registration File Number	333-297731
Form Type	F-10
Submission Type	F-10/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A